Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 5,832	$ 4,037	[1]	$ 10,442	$ 7,578	[1]
Non-Current Assets	35,417			35,417			$ 35,612
Canada [Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	3,480	2,317		6,327	4,176
Non-Current Assets	31,381			31,381			31,756
United States [Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	2,352	$ 1,720		4,115	$ 3,402
Non-Current Assets	$ 4,036			$ 4,036			$ 3,856

[1]	The comparative period has been restated to reflect discontinued operations as discussed in Note 8 and measurement period adjustments related to the Acquisition as discussed in Note 7.